UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

SEMIANNUAL REPORT
April 30, 2024
T. ROWE PRICE
TAGG	QM U.S. Bond ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE QM U.S. BOND ETF

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T. ROWE PRICE QM U.S. BOND ETF

Market Commentary
Dear Shareholder
Major global stock and bond indexes produced positive results during the first half of your fund’s fiscal year, the six-month period ended April 30, 2024. Investor sentiment was bolstered by rising hopes at the end of 2023 that central banks would be able to cut interest rates soon; however, stronger-than-expected inflation data in the first quarter of 2024 contributed to a downturn in April that offset some of the strong gains recorded earlier in the period.
Growth stocks outperformed value shares over the six-month period, and stocks in developed markets generally outpaced their counterparts in emerging markets. Currency movements were mixed over the period—a weaker U.S. dollar versus some major European currencies was beneficial for U.S. investors in European securities, while a downturn in the Japanese yen had the reverse effect.
Technology companies benefited from investor enthusiasm for artificial intelligence developments and produced some of the strongest results in the equity market. Within the U.S.-focused S&P 500 Index, the communication services, financials, information technology, and industrials sectors all recorded strong gains, while returns for energy companies were more muted as oil prices dipped at the end of 2023 before rebounding in the new year.
U.S. Treasury yields finished the period lower, which supported broadly positive results in the fixed income market. High yield corporate bonds produced some of the strongest returns, aided by the higher coupons that have become available since the Fed began hiking rates about two years ago, as well as strength in the economy that kept default expectations at low levels.
The U.S. economy was the strongest among the major markets during the period, although first-quarter gross domestic product growth— according to a preliminary estimate—slowed from the level reported at the end of 2023. Meanwhile, after flirting with a recession late last year, growth in the eurozone appeared to be healthier in the latest reports, and China’s economy showed signs of recovery after a sluggish performance in 2023.

T. ROWE PRICE QM U.S. BOND ETF

The positive economic news aided investor sentiment following widespread expectations for a downturn last year. But the outlook for monetary policy as global central banks continued their fight against inflation was more difficult to decipher.
After significant progress in reducing the rate of price increases— 12-month consumer price index inflation dropped from 6.4% to 3.3% over the course of 2023—Federal Reserve policymakers helped boost sentiment when their year-end economic projections indicated that three quarter-point interest rate cuts were likely in 2024, up from the two they had forecast previously. However, with inflation improvements stalling so far this year, Fed officials indicated that they will take a patient approach to loosening monetary policy, a message that weighed on markets near the end of our reporting period.
Outside the U.S., the European Central Bank was also facing sticky inflation, but officials indicated that they would like to begin cutting rates soon if upcoming reports are favorable. Meanwhile, moving in the other direction, the Bank of Japan lifted short-term interest rates from negative territory for the first time in over seven years following a long campaign against disinflation, although Japan’s monetary policy remains among the most accommodative in the world.
Global economies have displayed continued resilience in the year-to-date period, but risks remain as we look ahead. Elevated geopolitical tensions, uncertainty about the path of monetary policy, and fading fiscal stimulus all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE QM U.S. BOND ETF

Portfolio Summary
CREDIT QUALITY DIVERSIFICATION
Based on net assets as of 04/30/24.
Sources: Credit ratings for the securities held in the fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest-rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price uses the rating of the underlying investment vehicle to determine the creditworthiness of credit default swaps. The fund is not rated by any agency.
*U.S. government agency securities are issued or guaranteed by a U.S. government agency, and may include conventional pass-through securities and collateralized mortgage obligations; unlike Treasuries, government agency securities are not issued directly by the U.S. government and are generally unrated but may have credit support from the U.S. Treasury (e.g., FHLMC and FNMA issues) or a direct government guarantee (e.g., GNMA issues). Therefore, this category may include rated and unrated securities.
**U.S. Treasury securities are issued by the U.S. Treasury and are backed by the full faith and credit of the U.S. government.  The ratings of U.S. Treasury securities are derived from the ratings on the U.S. government.
Note: Copyright © 2024 Fitch Ratings, Inc., Fitch Ratings Ltd. and its subsidiaries.
Note: © 2024, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”). All rights reserved. Moody’s ratings and other information (“Moody’s Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH PURPOSE, IN

T. ROWE PRICE QM U.S. BOND ETF

WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S PRIOR WRITTEN CONSENT. Moody's® is a registered trademark.
Note: Copyright © 2024, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers (“Content Providers”) do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.

T. ROWE PRICE QM U.S. BOND ETF

FUND EXPENSE EXAMPLE
As a shareholder, you may incur two types of costs: (1) transaction costs, such as brokerage commissions on purchases and sales, and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as brokerage commissions paid on purchases and sales of shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE QM U.S. BOND ETF

FUND EXPENSE EXAMPLE (continued)
QM U.S. Bond ETF
	Beginning Account Value 11/1/23	Ending Account Value 4/30/24	Expenses Paid During Period* 11/1/23 to 4/30/24
Actual	$1,000.00	$1,051.00	$0.41
Hypothetical (assumes 5% return before expenses)	1,000.00	1,024.47	0.40

*	Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.08%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (366) to reflect the half-year period.

T. ROWE PRICE QM U.S. BOND ETF

Unaudited
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	6 Months Ended	Year Ended	Year Ended	9/28/21 (1) Through
	4/30/24	10/31/23	10/31/22	10/31/21
NET ASSET VALUE
Beginning of period	$ 39.93	$ 41.11	$ 49.96	$ 50.00
Investment activities
Net investment income(2) (3)	0.90	1.54	0.90	0.06
Net realized and unrealized gain/loss	1.15	(1.31)	(8.87)	(0.07)
Total from investment activities	2.05	0.23	(7.97)	(0.01) (4)
Distributions
Net investment income	(0.91)	(1.41)	(0.87)	(0.03)
Net realized gain	-	-	(0.01)	-
Total distributions	(0.91)	(1.41)	(0.88)	(0.03)
NET ASSET VALUE
End of period	$ 41.07	$ 39.93	$ 41.11	$ 49.96

T. ROWE PRICE QM U.S. BOND ETF

Unaudited
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	6 Months Ended	Year Ended	Year Ended	9/28/21 (1) Through
	4/30/24	10/31/23	10/31/22	10/31/21
Ratios/Supplemental Data
Total return, based on NAV(3) (5)	5.10%	0.45%	(16.09)%	(0.08)%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.08% (6)	0.08%	0.08%	0.08% (6)
Net expenses after waivers/payments by Price Associates	0.08% (6)	0.08%	0.08%	0.08% (6)
Net investment income	4.30% (6)	3.66%	1.96%	1.29% (6)
Portfolio turnover rate(7)	74.4%	211.9%	403.7%	50.9%
Portfolio turnover rate, excluding mortgage dollar roll transactions	14.1%	41.7%	35.1%	11.7%
Net assets, end of period (in thousands)	$ 88,309	$ 103,819	$ 35,973	$ 27,477

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)	The amount presented is inconsistent with the fund's results of operations because of the timing of redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)	Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(6)	Annualized
(7)	The portfolio turnover rate calculation includes purchases and sales from mortgage dollar roll transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE QM U.S. BOND ETF

April 30, 2024 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 4.8%
Car Loan 1.8%
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class C, 1.59%, 10/20/25	3	3
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28%, 7/15/27	100	96
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.28%, 5/15/28	75	75
CarMax Auto Owner Trust, Series 2023-3, Class B, 5.47%, 2/15/29	65	64
Carvana Auto Receivables Trust, Series 2021-P4, Class C, 2.33%, 2/10/28	45	40
Chase Auto Credit Linked Notes, Series 2021-3, Class B, 0.76%, 2/26/29 (1)	142	138
Enterprise Fleet Financing, Series 2021-2, Class A3, 0.74%, 5/20/27 (1)	300	287
Enterprise Fleet Financing, Series 2023-2, Class A2, 5.56%, 4/22/30 (1)	96	96
Exeter Automobile Receivables Trust, Series 2021-4A, Class C, 1.46%, 10/15/27	41	41
Ford Credit Auto Owner Trust, Series 2020-1, Class C, 2.54%, 8/15/31 (1)	300	291
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85%, 8/15/35 (1)	100	98
GM Financial Automobile Leasing Trust, Series 2023-1, Class C, 5.76%, 1/20/27	75	75
Santander Drive Auto Receivables Trust, Series 2022-3, Class C, 4.49%, 8/15/29	40	39
US Bank, Series 2023-1, Class B, 6.789%, 8/25/32 (1)	204	204
		1,547
Credit Card 0.1%
Synchrony Card Funding, Series 2023-A1, Class A, 5.54%, 7/15/29	115	115
		115

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Other Asset-Backed Securities 2.6%
DLLAA, Series 2023-1A, Class A3, 5.64%, 2/22/28 (1)	60	60
DLLAA, Series 2023-1A, Class A4, 5.73%, 10/20/31 (1)	70	70
Elara HGV Timeshare, Series 2023-A, Class A, 6.16%, 2/25/38 (1)	82	82
Elara HGV Timeshare, Series 2023-A, Class B, 6.53%, 2/25/38 (1)	82	82
Elmwood CLO VIII, Series 2021-1A, Class AR, CLO, FRN, 3M TSFR + 1.55%, 6.877%, 4/20/37 (1)	250	250
FirstKey Homes Trust, Series 2020-SFR2, Class B, 1.567%, 10/19/37 (1)	310	290
MidOcean Credit, Series 2022-11A, Class A1R, CLO, FRN, 3M TSFR + 1.73%, 7.057%, 10/18/33 (1)	250	251
MMAF Equipment Finance, Series 2022-A, Class A4, 3.32%, 6/13/44 (1)	100	95
MMAF Equipment Finance, Series 2022-B, Class A3, 5.61%, 7/10/28 (1)	169	169
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%, 5/21/29 (1)	51	51
Octane Receivables Trust, Series 2024-1A, Class A2, 5.68%, 5/20/30 (1)	100	100
Palmer Square, Series 2020-3A, Class A1R2, CLO, FRN, 3M TSFR + 1.65%, 6.957%, 11/15/36 (1)	250	251
Progress Residential Trust, Series 2020-SFR1, Class C, 2.183%, 4/17/37 (1)	100	96
Symphony Static, Series 2021-1A, Class A, CLO, FRN, 3M TSFR + 1.09%, 6.415%, 10/25/29 (1)	143	143
Tricon American Homes, Series 2019-SFR1, Class D, 3.198%, 3/17/38 (1)	230	217
Verdant Receivables, Series 2023-1A, Class A2, 6.24%, 1/13/31 (1)	124	124
		2,331
Student Loan 0.3%
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.13%, 2/15/68 (1)	70	67
Navient Private Education Refi Loan Trust, Series 2020-A, Class A2A, 2.46%, 11/15/68 (1)	107	100

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32%, 4/20/62 (1)	50	45
Nelnet Student Loan Trust, Series 2021-DA, Class AFX, 1.63%, 4/20/62 (1)	73	66
		278
Total Asset-Backed Securities (Cost $4,279)		4,271
CORPORATE BONDS 29.8%
FINANCIAL INSTITUTIONS 12.0%
Banking 8.1%
Ally Financial, 2.20%, 11/2/28	35	30
Bank of America, VR, 2.572%, 10/20/32 (2)	65	53
Bank of America, VR, 2.592%, 4/29/31 (2)	310	260
Bank of America, VR, 2.676%, 6/19/41 (2)	230	155
Bank of America, VR, 3.824%, 1/20/28 (2)	215	205
Bank of America, 4.00%, 1/22/25	70	69
Bank of America, VR, 4.244%, 4/24/38 (2)	15	13
Bank of America, 5.875%, 2/7/42	15	15
Bank of Montreal, 2.65%, 3/8/27	70	65
Banque Federative du Credit Mutuel, 4.935%, 1/26/26 (1)	300	296
Barclays, VR, 2.279%, 11/24/27 (2)	200	182
Barclays, VR, 2.852%, 5/7/26 (2)	200	193
Capital One Financial, VR, 2.359%, 7/29/32 (2)	50	38
Capital One Financial, 3.65%, 5/11/27	155	146
Capital One Financial, 4.20%, 10/29/25	25	24
Citigroup, VR, 3.106%, 4/8/26 (2)	25	24
Citigroup, VR, 3.887%, 1/10/28 (2)	430	411
Citigroup, 4.65%, 7/30/45	15	13
Citigroup, 5.875%, 1/30/42	95	96
Danske Bank, VR, 3.244%, 12/20/25 (1)(2)	255	250
Danske Bank, VR, 4.298%, 4/1/28 (1)(2)	200	191
Discover Financial Services, 3.75%, 3/4/25	105	103
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (2)	45	45

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Goldman Sachs Group, VR, 1.948%, 10/21/27 (2)	65	59
Goldman Sachs Group, VR, 2.615%, 4/22/32 (2)	150	123
Goldman Sachs Group, VR, 3.272%, 9/29/25 (2)	220	218
Goldman Sachs Group, 3.50%, 1/23/25	85	84
Goldman Sachs Group, 3.80%, 3/15/30	140	128
Goldman Sachs Group, 4.25%, 10/21/25	25	24
Goldman Sachs Group, 6.75%, 10/1/37	15	16
HSBC Holdings, VR, 2.013%, 9/22/28 (2)	265	234
ING Groep, VR, 6.114%, 9/11/34 (2)	200	201
JPMorgan Chase, VR, 1.578%, 4/22/27 (2)	125	115
JPMorgan Chase, VR, 2.956%, 5/13/31 (2)	275	235
JPMorgan Chase, VR, 3.109%, 4/22/51 (2)	15	10
JPMorgan Chase, VR, 3.54%, 5/1/28 (2)	15	14
JPMorgan Chase, VR, 3.782%, 2/1/28 (2)	95	91
Morgan Stanley, VR, 2.188%, 4/28/26 (2)	125	121
Morgan Stanley, 3.125%, 7/27/26	135	128
Morgan Stanley, VR, 3.622%, 4/1/31 (2)	10	9
Morgan Stanley, 4.30%, 1/27/45	15	12
Morgan Stanley, 5.656%, 4/18/30 (2)	155	155
PNC Financial Services, VR, 4.758%, 1/26/27 (2)	180	178
PNC Financial Services Group, VR, 4.626%, 6/6/33 (2)	110	101
Royal Bank of Canada, 2.30%, 11/3/31	50	40
Santander Holdings USA, VR, 6.499%, 3/9/29 (2)(3)	80	80
Skandinaviska Enskilda Banken, 5.125%, 3/5/27 (1)	230	228
Standard Chartered, VR, 1.822%, 11/23/25 (1)(2)	200	194
State Street, VR, 4.857%, 1/26/26 (2)	55	55
Sumitomo Mitsui Financial Group, 5.464%, 1/13/26	200	200
Toronto-Dominion Bank, 1.15%, 6/12/25	185	176
Toronto-Dominion Bank, 4.456%, 6/8/32	95	88
UBS Group, VR, 1.364%, 1/30/27 (1)(2)	200	184
UBS Group, VR, 2.193%, 6/5/26 (1)(2)	250	239
Wells Fargo, VR, 2.188%, 4/30/26 (2)	185	178

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Wells Fargo, VR, 2.393%, 6/2/28 (2)	430	391
		7,186
Brokerage Asset Managers Exchanges 0.1%
BlackRock Funding, 4.70%, 3/14/29	60	59
Intercontinental Exchange, 1.85%, 9/15/32	15	11
Nasdaq, 5.95%, 8/15/53	15	15
		85
Finance Companies 0.8%
AerCap Ireland Capital, 2.45%, 10/29/26	150	138
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.75%, 6/6/28	150	150
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.15%, 9/30/30	150	152
Avolon Holdings Funding, 3.95%, 7/1/24 (1)	75	75
Avolon Holdings Funding, 6.375%, 5/4/28 (1)	150	151
		666
Insurance 1.7%
ACE INA Holdings, 3.35%, 5/15/24	85	85
American International Group, 3.875%, 1/15/35	40	34
Anthem, 2.25%, 5/15/30	60	50
Anthem, 4.101%, 3/1/28	15	14
Anthem, 4.55%, 3/1/48	30	25
Anthem, 4.65%, 1/15/43	85	73
Aon, 3.875%, 12/15/25	135	131
Fidelity National Financial, 4.50%, 8/15/28	70	66
First American Financial, 4.60%, 11/15/24	70	69
Health Care Service, 2.20%, 6/1/30 (1)	15	12
Humana, 2.15%, 2/3/32	85	66
Humana, 3.70%, 3/23/29	20	19
Humana, 5.95%, 3/15/34	50	50
Marsh & McLennan, 3.50%, 6/3/24	20	20
MassMutual Global Funding II, 5.10%, 4/9/27 (1)	220	219

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
New York Life Insurance, 3.75%, 5/15/50 (1)	20	15
Principal Financial Group, 2.125%, 6/15/30	215	176
Principal Financial Group, 3.40%, 5/15/25	10	10
Principal Financial Group, 3.70%, 5/15/29	75	69
Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47 (1)	20	16
UnitedHealth Group, 2.00%, 5/15/30	10	8
UnitedHealth Group, 3.50%, 8/15/39	320	251
UnitedHealth Group, 3.75%, 7/15/25	40	39
UnitedHealth Group, 4.20%, 1/15/47	35	28
		1,545
Real Estate Investment Trusts 1.3%
Alexandria Real Estate Equities, 3.95%, 1/15/27	40	38
Alexandria Real Estate Equities, 4.00%, 2/1/50	40	29
Brixmor Operating Partnership, 3.85%, 2/1/25	60	59
Brixmor Operating Partnership, 3.90%, 3/15/27	15	14
Brixmor Operating Partnership, 4.05%, 7/1/30	85	77
Essex Portfolio, 2.65%, 3/15/32	35	28
Essex Portfolio, 3.875%, 5/1/24	45	45
Essex Portfolio, 4.50%, 3/15/48 (3)	20	16
Extra Space Storage, 4.00%, 6/15/29	15	14
GAIF Bond Issuer, 3.40%, 9/30/26 (1)	15	14
Healthpeak Properties, 2.125%, 12/1/28	15	13
Healthpeak Properties, 2.875%, 1/15/31	15	13
Kilroy Realty, 3.45%, 12/15/24	35	35
Kilroy Realty, 4.25%, 8/15/29	150	134
Kilroy Realty, 4.375%, 10/1/25	65	63
Physicians Realty, 2.625%, 11/1/31	15	12
Prologis, 4.00%, 9/15/28	35	33
Public Storage, 1.95%, 11/9/28	35	30
Public Storage, 5.35%, 8/1/53	40	37
Realty Income, 3.95%, 8/15/27	25	24
Realty Income, 4.625%, 11/1/25	240	237

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Regency Centers, 3.60%, 2/1/27	40	38
Simon Property Group, 3.375%, 10/1/24	110	109
Simon Property Group, 3.80%, 7/15/50	35	25
		1,137
Total Financial Institutions		10,619
INDUSTRIAL 15.7%
Basic Industry 0.3%
LYB International Finance II, 3.50%, 3/2/27	25	24
Westlake, 3.375%, 6/15/30	150	132
Yara International, 7.378%, 11/14/32 (1)	100	107
		263
Capital Goods 0.4%
Amphenol, 5.05%, 4/5/29	60	59
General Dynamics, 3.25%, 4/1/25	10	10
John Deere Capital, 2.65%, 6/10/26	15	14
L3Harris Technologies, 3.832%, 4/27/25	60	59
Northrop Grumman, 3.85%, 4/15/45	15	12
Parker-Hannifin, 4.50%, 9/15/29	25	24
Republic Services, 2.50%, 8/15/24	70	69
Republic Services, 3.375%, 11/15/27	65	61
Republic Services, 5.00%, 4/1/34	15	15
Waste Connections, 3.20%, 6/1/32	65	55
		378
Communications 3.4%
America Movil SAB de CV, 2.875%, 5/7/30	200	172
America Movil SAB de CV, 6.375%, 3/1/35	85	89
American Tower, 2.40%, 3/15/25	115	112
AT&T, 2.25%, 2/1/32	590	465
Charter Communications Operating, 2.80%, 4/1/31	245	194
Charter Communications Operating, 3.70%, 4/1/51	255	149
Charter Communications Operating, 4.908%, 7/23/25	220	217

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Comcast, 2.65%, 2/1/30	40	35
Comcast, 3.95%, 10/15/25	225	220
Cox Communications, 3.15%, 8/15/24 (1)	15	15
Crown Castle International, 2.25%, 1/15/31	25	20
Crown Castle International, 2.90%, 3/15/27	10	9
Crown Castle International, 3.70%, 6/15/26	80	77
Crown Castle International, 4.45%, 2/15/26	60	59
Rogers Communications, 3.625%, 12/15/25	40	39
Rogers Communications, 4.50%, 3/15/42	85	70
Time Warner Cable, 6.55%, 5/1/37	50	45
Time Warner Cable, 6.75%, 6/15/39	110	100
T-Mobile USA, 2.25%, 11/15/31	15	12
T-Mobile USA, 3.75%, 4/15/27	395	376
Verizon Communications, 2.355%, 3/15/32	150	120
Verizon Communications, 2.987%, 10/30/56	15	9
Verizon Communications, 4.00%, 3/22/50	10	8
Walt Disney, 3.70%, 10/15/25	40	39
Warnermedia Holdings, 5.05%, 3/15/42	305	243
WPP Finance, Series 2010, 3.75%, 9/19/24	75	74
		2,968
Consumer Cyclical 3.2%
Amazon.com, 3.875%, 8/22/37	115	99
AutoZone, 1.65%, 1/15/31	30	23
AutoZone, 3.75%, 6/1/27	30	29
AutoZone, 5.05%, 7/15/26	250	248
Best Buy, 1.95%, 10/1/30 (3)	100	81
Ford Motor Credit, 7.122%, 11/7/33	200	209
General Motors, 4.00%, 4/1/25	125	123
Home Depot, 5.875%, 12/16/36	90	93
Hyundai Capital America, 2.65%, 2/10/25 (1)	15	15
Hyundai Capital America, 5.35%, 3/19/29 (1)	20	20
Hyundai Capital America, 5.50%, 3/30/26 (1)	80	79
Lowe's, 5.00%, 4/15/33	250	242

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
McDonald's, 3.30%, 7/1/25	50	49
McDonald's, 5.45%, 8/14/53	150	142
Mercedes-Benz Finance North America, 4.80%, 3/30/26 (1)	180	178
Mercedes-Benz Finance North America, 5.05%, 8/3/33 (1)	200	194
O'Reilly Automotive, 3.60%, 9/1/27	30	28
O'Reilly Automotive, 3.90%, 6/1/29	285	266
PACCAR Financial, 0.90%, 11/8/24	85	83
PACCAR Financial, 5.20%, 11/9/26	205	205
Priceline Group, 3.65%, 3/15/25	85	83
Ross Stores, 1.875%, 4/15/31	10	8
Ross Stores, 4.60%, 4/15/25	335	331
TJX, 1.60%, 5/15/31	30	24
		2,852
Consumer Non-Cyclical 4.5%
Abbott Laboratories, 4.75%, 11/30/36	245	232
AbbVie, 3.20%, 5/14/26	15	14
AbbVie, 3.20%, 11/21/29	15	14
AbbVie, 4.45%, 5/14/46	40	34
AbbVie, 4.50%, 5/14/35	125	115
AbbVie, 4.80%, 3/15/29	145	142
Anheuser-Busch InBev Finance, 4.90%, 2/1/46	15	14
Anheuser-Busch InBev Worldwide, 4.75%, 4/15/58	25	21
Anheuser-Busch InBev Worldwide, 5.45%, 1/23/39	15	15
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49	60	59
AstraZeneca, 1.375%, 8/6/30	15	12
AstraZeneca, 4.00%, 9/18/42	50	41
Astrazeneca Finance, 4.875%, 3/3/28	220	217
Astrazeneca Finance, 4.875%, 3/3/33	100	97
BAT Capital, 2.789%, 9/6/24	15	15
BAT Capital, 3.557%, 8/15/27	18	17
BAT Capital, 4.39%, 8/15/37	180	148
BAT Capital, 7.079%, 8/2/43	90	93
Becton Dickinson & Company, 2.823%, 5/20/30	245	211

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Becton Dickinson & Company, 3.70%, 6/6/27	145	138
Biogen, 2.25%, 5/1/30	350	289
Biogen, 3.15%, 5/1/50	15	9
Bristol-Myers Squibb, 3.40%, 7/26/29	7	6
Bristol-Myers Squibb, 4.25%, 10/26/49	15	12
CommonSpirit Health, 2.76%, 10/1/24	50	49
CommonSpirit Health, 2.782%, 10/1/30	20	17
CVS Health, 1.875%, 2/28/31	15	12
CVS Health, 2.70%, 8/21/40	275	180
CVS Health, 3.25%, 8/15/29	50	45
CVS Health, 5.125%, 7/20/45	145	126
CVS Health, 6.00%, 6/1/63	75	72
Hackensack Meridian Health, 4.211%, 7/1/48	85	70
Hasbro, 3.00%, 11/19/24	25	25
HCA, 4.125%, 6/15/29	200	185
HCA, 4.375%, 3/15/42	20	16
ICON Investments Six DAC, 5.849%, 5/8/29	200	200
IQVIA, 6.25%, 2/1/29	65	66
Mars, 4.75%, 4/20/33 (1)	100	96
McKesson, 5.25%, 2/15/26	300	299
MedStar Health, 3.626%, 8/15/49	30	22
Memorial Sloan-Kettering Cancer Center, 4.20%, 7/1/55	10	8
Northwell Healthcare, 3.979%, 11/1/46	20	15
NYU Langone Hospitals, 4.368%, 7/1/47	15	13
Perrigo Finance Unlimited, 4.65%, 6/15/30	200	182
Reynolds American, 4.45%, 6/12/25	13	13
Smithfield Foods, 5.20%, 4/1/29 (1)	15	14
Solventum, 5.40%, 3/1/29 (1)	90	88
Stanford Health Care, 3.795%, 11/15/48	10	8
Takeda Pharmaceutical, 2.05%, 3/31/30	200	165
		3,951
Energy 1.6%
Amerada Hess, 7.125%, 3/15/33	50	55

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Boardwalk Pipelines, 3.40%, 2/15/31	25	22
Boardwalk Pipelines, 4.95%, 12/15/24	25	25
BP Capital Markets America, 3.41%, 2/11/26	45	44
Cameron LNG, 3.701%, 1/15/39 (1)	40	31
Canadian Natural Resources, 2.95%, 7/15/30	20	17
Enbridge, 5.625%, 4/5/34	55	54
Enbridge, 6.70%, 11/15/53	35	37
Enbridge Energy Partners, 5.50%, 9/15/40	10	9
Energy Transfer, 5.25%, 4/15/29	120	118
Energy Transfer, 5.40%, 10/1/47	15	13
Energy Transfer, 6.50%, 2/1/42	25	25
Energy Transfer Operating, 3.75%, 5/15/30	70	63
Enterprise Products Operating, 5.35%, 1/31/33	100	99
MPLX, 5.65%, 3/1/53	350	323
ONEOK, 6.625%, 9/1/53	200	209
Pioneer Natural Resources, 1.125%, 1/15/26	10	9
Sabine Pass Liquefaction, 4.20%, 3/15/28	70	67
Sabine Pass Liquefaction, 4.50%, 5/15/30	85	80
TotalEnergies Capital International, 2.434%, 1/10/25	40	39
TotalEnergies Capital International, 2.986%, 6/29/41	60	43
Transcontinental Gas Pipe Line, 4.60%, 3/15/48	10	8
Woodside Finance, 4.50%, 3/4/29 (1)	20	19
		1,409
Industrial Other 0.0%
Northwestern University, 2.64%, 12/1/50	20	12
		12
Technology 1.8%
Apple, 3.20%, 5/13/25	40	39
Apple, 3.35%, 2/9/27	165	158
CDW, 4.25%, 4/1/28	45	42
Fiserv, 3.20%, 7/1/26	40	38
Keysight Technologies, 3.00%, 10/30/29	50	44

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Keysight Technologies, 4.55%, 10/30/24	10	10
Microchip Technology, 5.05%, 3/15/29	60	59
Micron Technology, 4.185%, 2/15/27	70	67
Motorola Solutions, 5.00%, 4/15/29	60	59
NXP, 2.50%, 5/11/31	65	53
NXP, 3.15%, 5/1/27	125	117
NXP, 3.40%, 5/1/30	15	13
Oracle, 3.60%, 4/1/40	15	11
RELX Capital, 3.00%, 5/22/30	25	22
Roper Technologies, 2.95%, 9/15/29	25	22
Roper Technologies, 3.80%, 12/15/26	25	24
ServiceNow, 1.40%, 9/1/30	310	245
Texas Instruments, 1.375%, 3/12/25	70	68
Visa, 2.70%, 4/15/40	35	25
VMware, 1.40%, 8/15/26	95	86
Western Union, 2.85%, 1/10/25	50	49
Western Union, 6.20%, 11/17/36 (3)	340	338
		1,589
Transportation 0.5%
Canadian Pacific Railway, 1.75%, 12/2/26	95	87
Canadian Pacific Railway, 2.875%, 11/15/29	120	106
Canadian Pacific Railway, 3.50%, 5/1/50	15	10
Canadian Pacific Railway, 4.70%, 5/1/48	10	8
ERAC USA Finance, 4.50%, 2/15/45 (1)	10	8
ERAC USA Finance, 4.90%, 5/1/33 (1)	185	175
Transurban Finance, 2.45%, 3/16/31 (1)	30	25
Transurban Finance, 4.125%, 2/2/26 (1)	15	15
		434
Total Industrial		13,856
UTILITY 2.1%
Electric 1.7%
AEP Texas, 4.70%, 5/15/32	30	28

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Ameren, 5.70%, 12/1/26	165	165
Berkshire Hathaway Energy, 6.125%, 4/1/36	65	67
Duke Energy Indiana, 5.40%, 4/1/53	40	37
Exelon, 3.40%, 4/15/26	175	168
Georgia Power, 4.95%, 5/17/33	100	96
Metropolitan Edison, 4.30%, 1/15/29 (1)(3)	75	71
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (1)	15	14
NextEra Energy Capital Holdings, 5.749%, 9/1/25	130	130
Pacific Gas & Electric, 2.10%, 8/1/27	215	192
Pacific Gas and Electric, 6.15%, 1/15/33	100	100
Southern, 4.40%, 7/1/46	300	243
Southern California Edison, 5.15%, 6/1/29	210	207
		1,518
Natural Gas 0.4%
APT Pipelines, 4.25%, 7/15/27 (1)	10	10
NiSource, 1.70%, 2/15/31	160	125
NiSource, 5.65%, 2/1/45	15	14
NiSource , 3.95%, 3/30/48	45	33
NiSource Finance, 3.49%, 5/15/27	55	52
Southern Co Gas Capital, 5.15%, 9/15/32	100	97
		331
Total Utility		1,849
Total Corporate Bonds (Cost $27,803)		26,324
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 1.2%
Local Authorities 0.6%
Province of Alberta, 4.50%, 1/24/34	205	196
Province of British Columbia Canada, 4.20%, 7/6/33	98	92
Province of Manitoba Canada, 4.30%, 7/27/33	250	236
		524

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Owned No Guarantee 0.2%
Corp Nacional del Cobre de Chile, 3.75%, 1/15/31 (1)	200	174
		174
Sovereign 0.4%
Panama Government International Bond, 3.298%, 1/19/33	200	150
United Mexican States, 4.75%, 3/8/44	300	238
		388
Total Foreign Government Obligations & Municipalities (Cost $1,179)		1,086
MUNICIPAL SECURITIES 2.2%
California 0.6%
Bay Area Toll Auth., Series S-10, 3.176%, 4/1/41	50	38
California, 5.20%, 3/1/43	200	190
California State University, 6.484%, 11/1/41	250	265
		493
District Of Columbia 0.3%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, 7.462%, 10/1/46	225	266
		266
Georgia 0.3%
County of Fulton, 5.148%, 7/1/39	205	197
Municipal Electric Auth. of Georgia, Build America, Vogtle Units, Series A, 6.637%, 4/1/57	40	43
		240
Illinois 0.3%
Chicago O'Hare Int'l Airport, Build America, 6.395%, 1/1/40	250	263
Cook County, 6.36%, 11/15/33	25	26
		289

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Louisiana 0.1%
Louisiana Local Government Environmental Facilities & Community Development Auth, Series A, 4.475%, 8/1/39	60	55
		55
Maryland 0.0%
Maryland Health & Higher Educational Facilities Auth., Series B, 4.815%, 7/1/43	40	36
		36
New York 0.1%
New York State Urban Dev. Sales Tax Revenue, Series B, 2.59%, 3/15/35	70	56
		56
Tennessee 0.0%
Metropolitan Government of Nashville & Davidson County, Series B, 3.235%, 7/1/52	75	46
		46
Texas 0.4%
Central Texas Regional Mobility Auth., Series E, 3.167%, 1/1/41	75	56
Dallas/Fort Worth Int'l Airport, Series C, 2.843%, 11/1/46	65	45
Dallas/Fort Worth Int'l Airport, Series A, 5.045%, 11/1/47	250	234
Texas Natural Gas Securitization Fin Corp, 5.169%, 4/1/41	30	29
Texas Private Activity Bond Surface Transportation, North Tarrant, Express, Series B, 3.922%, 12/31/49	30	24
		388
Virginia 0.0%
Univ. of Virginia, Series B, 2.584%, 11/1/51	75	46
		46

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Wisconsin 0.1%
Public Finance Auth., Series B, 3.405%, 7/1/51	70	47
		47
Total Municipal Securities (Cost $2,278)		1,962
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 6.8%
Collateralized Mortgage Obligations 2.3%
Angel Oak Mortgage Trust, Series 2019-5, Class A1, CMO, ARM, 2.593%, 10/25/49 (1)	20	19
Angel Oak Mortgage Trust, Series 2021-6, Class A3, CMO, ARM, 1.714%, 9/25/66 (1)	66	52
Angel Oak Mortgage Trust, Series 2022-6, Class A1, CMO, ARM, 4.30%, 7/25/67 (1)	304	289
Angel Oak Mortgage Trust, Series 2023-3, Class A1, CMO, ARM, 4.80%, 9/26/67 (1)	46	45
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A3, CMO, ARM, 2.189%, 9/25/51 (1)	54	47
Bayview MSR Opportunity Master Fund Trust, Series 2021-5, Class A20, CMO, ARM, 2.50%, 11/25/51 (1)	109	83
BRAVO Residential Funding Trust, Series 2021-NQM3, Class A1, CMO, ARM, 1.699%, 4/25/60 (1)	42	38
Chase Home Lending Mortgage Trust, Series 2023-RPL1, Class A1, CMO, ARM, 3.50%, 6/25/62 (1)	293	258
COLT Mortgage Trust, Series 2022-3, Class A1, CMO, ARM, 3.901%, 2/25/67 (1)	82	75
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, FRN, CMO, ARM, SOFR30A + 2.30%, 7.63%, 5/25/43 (1)	60	61
Ellington Financial Mortgage Trust, Series 2021-3, Class M1, CMO, ARM, 2.53%, 9/25/66 (1)	100	60
Freddie Mac STACR REMIC Trust, Series 2021-DNA7, Class M1, FRN, CMO, ARM, SOFR30A + 0.85%, 6.18%, 11/25/41 (1)	35	35
Freddie Mac STACR REMIC Trust, Series 2024-HQA1, Class A1, FRN, CMO, ARM, SOFR30A + 1.25%, 6.58%, 3/25/44 (1)	168	168

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
GCAT, Series 2021-NQM5, Class A1, CMO, ARM, 1.262%, 7/25/66 (1)	65	51
JP Morgan Mortgage Trust, Series 2023-DSC2, Class A1, CMO, ARM, 5.25%, 11/25/63 (1)	228	219
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-NQM1, Class A2, FRN, CMO, ARM, 7.53%, 9/25/68 (1)	94	96
New Residential Mortgage Loan Trust, Series 2022-INV1, Class A4, CMO, ARM, 3.00%, 3/25/52 (1)	87	69
OBX Trust, Series 2023-NQM9, Class A2, CMO, 7.513%, 10/25/63 (1)	92	93
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO, ARM, 3.692%, 11/25/59 (1)	56	54
Verus Securitization Trust, Series 2021-7, Class A1, CMO, ARM, 1.829%, 10/25/66 (1)	72	61
Verus Securitization Trust, Series 2023-INV1, Class A1, CMO, ARM, 5.999%, 2/25/68 (1)	82	81
Verus Securitization Trust, Series 2024-INV1, Class A2, CMO, ARM, 6.318%, 3/25/69 (1)	99	99
		2,053
Commercial Mortgage-Backed Securities 4.5%
Benchmark Mortgage Trust, Series 2023-V3, Class A3, ARM, 6.363%, 7/15/56	265	270
Big Trust, Series 2022-BIG, Class A, ARM, FRN, 1M TSFR + 1.34%, 6.663%, 2/15/39 (1)	96	95
BMO Mortgage Trust, Series 2024-5C4, Class A3, 6.526%, 5/15/57	75	77
BWAY Trust, Series 2022-26BW, Class A, ARM, 3.402%, 2/10/44 (1)	100	75
BX Trust, Series 2020-VKNG, Class A, ARM, FRN, 1M TSFR + 1.04%, 6.365%, 10/15/37 (1)	295	295
BX Trust, Series 2021-ARIA, Class B, ARM, FRN, 1M TSFR + 1.41%, 6.732%, 10/15/36 (1)	105	103
BX Trust, Series 2021-ARIA, Class A, ARM, FRN, 1M TSFR + 1.01%, 6.335%, 10/15/36 (1)	315	311
BX Trust, Series 2022-CSMO, Class A, ARM, FRN, 1M TSFR + 2.11%, 7.436%, 6/15/27 (1)	176	177
BX Trust, Series 2023-LIFE, Class B, 5.391%, 2/15/28 (1)	100	95

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
COMM Trust, Series 2015-CR23, Class A3, 3.23%, 5/10/48	34	34
Federal Home Loan Mortgage, Series K137, Class A2, ARM, 2.347%, 11/25/31	390	322
Federal Home Loan Mortgage, Series K-150, Class A2, ARM, 3.71%, 9/25/32	165	149
Federal Home Loan Mortgage, Series K-156, Class A2, ARM, 4.43%, 2/25/33	125	119
Federal Home Loan Mortgage, Series K753, Class A2, ARM, 4.40%, 10/25/30	730	699
Five Mortgage Trust, Series 2023-V1, Class A3, ARM, 5.668%, 2/10/56	50	50
Great Wolf Trust, Series 2019-WOLF, Class A, ARM, FRN, 1M TSFR + 1.35%, 6.669%, 12/15/36 (1)	84	84
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class B, ARM, 3.377%, 1/5/39 (1)	100	82
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3, 3.801%, 8/15/48	154	150
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B, ARM, FRN, 1M TSFR + 1.22%, 6.536%, 4/15/38 (1)	84	83
Morgan Stanley Capital I Trust, Series 2018-H4, Class A4, 4.31%, 12/15/51	175	165
NYO Commercial Mortgage Trust, Series 2021-1290, Class C, ARM, FRN, 1M TSFR + 2.11%, 7.43%, 11/15/38 (1)	90	82
SCG 2023-NASH Mortgage Trust, Series 2023-NASH, Class A, ARM, FRN, 1M TSFR + 2.39%, 7.712%, 12/15/40 (1)	160	161
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, ARM, FRN, 1M TSFR + 1.39%, 6.692%, 5/15/39 (1)	150	150
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, 6.134%, 3/15/40 (1)	100	99
		3,927
Total Non-U.S. Government Mortgage-Backed Securities (Cost $6,253)		5,980

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 27.5%
U.S. Government Agency Obligations 21.1%
Federal Home Loan Mortgage Corp.
1.50%, 2/1/36 - 4/1/41	502	418
2.00%, 8/1/36 - 4/1/52	1,068	830
2.50%, 6/1/42 - 5/1/52	2,263	1,808
3.00%, 9/1/32 - 6/1/52	1,275	1,089
3.50%, 8/1/49 - 4/1/52	1,065	930
4.00%, 4/1/47 - 9/1/52	691	629
4.50%, 11/1/52	249	230
5.00%, 5/1/53	22	21
5.50%, 8/1/53 - 2/1/54	186	181
6.00%, 2/1/53	225	226
6.50%, 1/1/54	22	22
Federal National Mortgage Assn.
1.50%, 5/1/37 - 1/1/42	176	144
2.00%, 5/1/36 - 3/1/52	5,848	4,547
2.50%, 7/1/30 - 5/1/52	2,176	1,783
3.00%, 1/1/35 - 3/1/52	1,523	1,306
3.50%, 1/1/33 - 1/1/52	621	553
4.00%, 5/1/47 - 9/1/52	497	451
4.50%, 4/1/41 - 7/1/53	836	778
5.00%, 11/1/44 - 7/1/53	305	291
5.50%, 5/1/44 - 2/1/54	513	500
6.00%, 1/1/53 - 1/1/54	398	396
6.50%, 11/1/53 - 1/1/54	203	206
2.50%, 4/20/51 - 9/20/51	143	117
UMBS, TBA (4)
2.50%, 5/15/54	160	127
3.50%, 3/25/52	100	86
5.00%, 5/15/54	690	654
5.50%, 5/15/54	215	209

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
6.00%, 5/15/54	85	84
		18,616
U.S. Government Obligations 6.4%
Government National Mortgage Assn.
1.50%, 5/20/37	43	36
2.00%, 1/20/51 - 3/20/52	1,302	1,027
2.50%, 8/20/50 - 12/20/51	1,208	991
3.00%, 6/20/45 - 6/20/52	1,057	908
3.50%, 6/20/46 - 10/20/50	691	615
4.00%, 10/20/40 - 10/20/52	616	561
4.50%, 10/20/47 - 10/20/52	375	350
5.00%, 8/20/47 - 8/20/52	146	141
Government National Mortgage Assn., TBA (4)
2.50%, 5/20/54	150	123
5.00%, 5/15/54	130	124
5.50%, 5/15/54	440	431
6.00%, 6/15/54	190	190
6.50%, 6/15/54	130	131
		5,628
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $26,114)		24,244
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 27.0%
U.S. Treasury Obligations 27.0%
U.S. Treasury Bonds, 1.75%, 8/15/41	1,710	1,085
U.S. Treasury Bonds, 2.00%, 8/15/51	1,665	956
U.S. Treasury Bonds, 2.25%, 2/15/52	350	213
U.S. Treasury Bonds, 3.375%, 8/15/42	115	94
U.S. Treasury Bonds, 3.625%, 2/15/53	205	167
U.S. Treasury Bonds, 3.625%, 5/15/53	2,855	2,333
U.S. Treasury Bonds, 3.875%, 2/15/43	140	122

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
U.S. Treasury Bonds, 3.875%, 5/15/43	3,295	2,874
U.S. Treasury Bonds, 4.25%, 2/15/54	170	156
U.S. Treasury Bonds, 4.50%, 2/15/44	205	195
U.S. Treasury Notes, 0.75%, 8/31/26	5,080	4,611
U.S. Treasury Notes, 1.25%, 8/15/31	590	466
U.S. Treasury Notes, 1.875%, 2/28/27	830	764
U.S. Treasury Notes, 3.375%, 5/15/33	855	773
U.S. Treasury Notes, 3.50%, 2/15/33	200	183
U.S. Treasury Notes, 3.50%, 1/31/28	385	368
U.S. Treasury Notes, 3.625%, 5/31/28	800	766
U.S. Treasury Notes, 3.75%, 12/31/28	425	407
U.S. Treasury Notes, 4.00%, 2/29/28	1,130	1,098
U.S. Treasury Notes, 4.00%, 6/30/28	4,120	4,000
U.S. Treasury Notes, 4.125%, 10/31/27	140	137
U.S. Treasury Notes, 4.125%, 1/31/25 (5)	150	149
U.S. Treasury Notes, 4.25%, 2/28/29	1,690	1,656
U.S. Treasury Notes, 4.75%, 11/15/53	265	264
		23,837
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $26,570)		23,837
SHORT-TERM INVESTMENTS 3.1%
Money Market Funds 3.1%
T. Rowe Price Government Reserve Fund, 5.37% (6)(7)	2,692	2,692
Total Short-Term Investments (Cost $2,692)		2,692

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
SECURITIES LENDING COLLATERAL 0.6%
Investments in a Pooled Account through Securities Lending Program with State Street Bank 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 5.37% (6)(7)	553	553
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank		553
Total Securities Lending Collateral (Cost $553)		553
Total Investments 103.0% of Net Assets (Cost $97,721)		$90,949

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $11,100 and represents 12.6% of net assets.
(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3)	All or a portion of this security is on loan at April 30, 2024. See Note 4.
(4)	To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $2,159 and represents 2.4% of net assets.
(5)	At April 30, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(6)	Seven-day yield
(7)	Affiliated Companies

1M TSFR	One month term SOFR (Secured overnight financing rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note

T. ROWE PRICE QM U.S. BOND ETF

SOFR30A	30-day Average term SOFR (Secured Overnight Financing Rate)
TBA	To-Be-Announced
UMBS	Uniform Mortgage-Backed Securities
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE QM U.S. BOND ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Long, 1 Ultra U.S. Treasury Bonds contracts	06/24	127	$ (7)
Long, 44 U.S. Treasury Notes five year contracts	06/24	4,694	(86)
Long, 4 U.S. Treasury Notes two year contracts	06/24	819	(8)
Net payments (receipts) of variation margin to date			85
Variation margin receivable (payable) on open futures contracts			$(16)

T. ROWE PRICE QM U.S. BOND ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended April 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$ —	$—	$88++
Totals	$—#	$—	$ 88+

Supplementary Investment Schedule
Affiliate	Value 10/31/23	Purchase Cost	Sales Cost	Value 4/30/24
T. Rowe Price Government Reserve Fund	$5,434	¤	¤	$ 3,245
	Total			$3,245^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $88 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $3,245.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE QM U.S. BOND ETF

April 30, 2024 Unaudited
     STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $97,721)	$90,949
Receivable for investment securities sold	1,311
Interest and dividends receivable	700
Cash	1
Total assets	92,961
Liabilities
Payable for investment securities purchased	4,077
Obligation to return securities lending collateral	553
Variation margin payable on futures contracts	16
Investment management and administrative fees payable	6
Total liabilities	4,652
NET ASSETS	$ 88,309
Net assets consists of:
Total distributable earnings (loss)	$ (9,588)
Paid-in capital applicable to 2,150,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares authorized	97,897
NET ASSETS	$88,309
NET ASSET VALUE PER SHARE	$ 41.07
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE QM U.S. BOND ETF

Unaudited
     STATEMENT OF OPERATIONS

($000s)
6 Months Ended
4/30/24
Investment Income (Loss)
Income
Interest	$1,975
Dividend	88
Securities lending	2
Total income	2,065
Investment management and administrative expense	38
Net investment income	2,027
Realized and Unrealized Gain / Loss
Net realized loss on securities	(618)
Change in net unrealized gain / loss
Securities	4,121
Futures	33
Change in unrealized gain / loss	4,154
Net realized and unrealized gain / loss	3,536
INCREASE IN NET ASSETS FROM OPERATIONS	$5,563
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE QM U.S. BOND ETF

Unaudited
     STATEMENT OF CHANGES IN NET ASSETS

($000s)
	6 Months Ended	Year Ended
	4/30/24	10/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 2,027	$ 2,224
Net realized loss	(618)	(1,229)
Change in net unrealized gain / loss	4,154	(4,494)
Increase (decrease) in net assets from operations	5,563	(3,499)
Distributions to shareholders
Net earnings	(2,034)	(2,246)
Capital share transactions*
Shares sold	—	76,693
Shares redeemed	(19,039)	(3,102)
Increase (decrease) in net assets from capital share transactions	(19,039)	73,591
Net Assets
Increase (decrease) during period	(15,510)	67,846
Beginning of period	103,819	35,973
End of period	$ 88,309	$103,819
*Share information
Shares sold	—	1,800
Shares redeemed	(450)	(75)
Increase (decrease) in shares outstanding	(450)	1,725
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE QM U.S. BOND ETF

Unaudited
     NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The QM U.S. Bond ETF (the fund) is a diversified, open-end management investment company established by the corporation.  The fund seeks to provide a total return that exceeds the performance of the U.S. investment-grade bond market.
NOTE  1  –   SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.

T. ROWE PRICE QM U.S. BOND ETF

Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 25,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE). However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. (NYSE Arca) and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount). The fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m. Eastern time) on each day that the NYSE Arca is open.
New Accounting Guidance
The FASB issued Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund’s financial statements.

T. ROWE PRICE QM U.S. BOND ETF

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE  2  –   VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable

T. ROWE PRICE QM U.S. BOND ETF

inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such

T. ROWE PRICE QM U.S. BOND ETF

pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on April 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income[1]	$ —	$87,704	$—	$87,704
Short-Term Investments	2,692	—	—	2,692
Securities Lending Collateral	553	—	—	553
Total	$3,245	$87,704	$—	$90,949
Liabilities
Futures Contracts*	$ 101	$ —	$—	$ 101

[1]	Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
NOTE  3  –   DERIVATIVE INSTRUMENTS
During the six months ended April 30, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of

T. ROWE PRICE QM U.S. BOND ETF

purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of April 30, 2024, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s)	Location on Statement of Assets and Liabilities	Fair Value
Liabilities
Interest rate derivatives	Futures*	$101

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended April 30, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

T. ROWE PRICE QM U.S. BOND ETF

($000s)	Location of Gain (Loss) on Statement of Operations
Futures
Change in Unrealized Gain (Loss)
Interest rate derivatives	$33
Counterparty Risk and Collateral
The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of April 30, 2024, securities valued at $70,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts
The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio

T. ROWE PRICE QM U.S. BOND ETF

duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended April 30, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 6% and 9% of net assets.
NOTE  4  –   OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities
The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations
The fund invests in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying

T. ROWE PRICE QM U.S. BOND ETF

assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities
The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations
The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of

T. ROWE PRICE QM U.S. BOND ETF

unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of April 30, 2024, no collateral was pledged by the fund or counterparties for MSFTA Transactions.
Dollar Rolls
The fund enters into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. While the fund may enter into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, it may also close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At April 30, 2024, the value of loaned securities was $538,000; the value of cash collateral and related investments was $553,000.

T. ROWE PRICE QM U.S. BOND ETF

Other
Purchases and sales of portfolio securities excluding in-kind transactions and short-term and U.S. government securities aggregated $4,380,000 and $6,712,000, respectively, for the six months ended April 30, 2024. Purchases and sales of U.S. government securities, excluding in-kind transactions and short-term securities, aggregated $64,820,000 and $79,521,000, respectively, for the six months ended April 30, 2024.
NOTE  5  –   FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of October 31, 2023, the fund had $2,136,000 of available capital loss carryforwards.
At April 30, 2024, the cost of investments (including derivatives, if any) for federal income tax purposes was $97,760,000. Net unrealized loss aggregated $6,912,000 at period-end, of which $123,000 related to appreciated investments and $7,035,000 related to depreciated investments.
NOTE  6  –   RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group).  The investment management and administrative agreement between the fund and Price Associates provides for an all-inclusive annual fee equal to 0.08% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The

T. ROWE PRICE QM U.S. BOND ETF

all-inclusive fee covers investment management services and ordinary, recurring operating expenses, but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.
As of April 30, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 1,926,505 shares of the fund, representing 90% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE  7  –   OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market

T. ROWE PRICE QM U.S. BOND ETF

disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE QM U.S. BOND ETF

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-638-5660 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT is available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings at troweprice.com.
TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE QM U.S. BOND ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data,

T. ROWE PRICE QM U.S. BOND ETF

against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price mutual funds and ETFs.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays the Adviser an all-inclusive management fee, which is based on the fund’s average daily net assets. The all-inclusive management fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest and borrowing expenses, taxes, brokerage commissions, and other transaction costs; fund proxy expenses; and any nonrecurring extraordinary

T. ROWE PRICE QM U.S. BOND ETF

expenses. The Adviser has generally implemented an all-inclusive management fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for investors, and such a fee structure is typically used by other ETFs offered by competitors. The Adviser has historically sought to set the initial all-inclusive management fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale. In addition, the assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee for many T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund). Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) actual management fees, nonmanagement expenses, and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group) and (ii) actual management fees, nonmanagement expenses, and total expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s actual management fee rate ranked in the first quintile (Expense Group and Expense Universe) and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).

T. ROWE PRICE QM U.S. BOND ETF

The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).

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100 East Pratt Street
Baltimore, MD 21202
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF989-051 06/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 17, 2024